Fees Summary	Jan. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,179,908,084.50
Previously Paid Amount	0.00
Total Fee Amount	577,245.31
Total Offset Amount	0.00
Net Fee	577,245.31
Narrative - Max Aggregate Offering Price	$ 4,179,908,084.50
Final Prospectus	true